UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05083

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              Van Eck Worldwide Insurance Trust-Worldwide Bond Fund
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               (Exact name of registrant as specified in charter)


                         99 Park Ave. New York, NY 10016
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               (Address of principal executive offices) (Zip code)
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-687-5200
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                         Date of fiscal year end: 12/31
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                        Date of reporting period: 3/31/06
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ITEM 1.  Schedule of Investments.

WORLDWIDE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

                               PRINCIPAL
COUNTRY                        AMOUNT          BONDS                                   VALUE
-------------------------------------------------------------------------------------------------
BONDS AND NOTES:

CANADA 6.8%
                        CAD    4,000,000       Canadian Government Bond
                                               6.00 % due 6/1/11                      $ 3,711,162
                                                                                      -----------

FRANCE 6.6%
                        EUR    3,000,000       French Treasury Note
                                               3.75% due 1/12/07                        3,654,459
                                                                                      -----------

GERMANY 16.9%
                                               Bundesrepublik Deutschland Bonds
                        EUR    2,709,847       6.00% due 1/4/07                         3,355,380
                        EUR    1,500,000       4.50% due 7/4/09                         1,875,702
                        EUR    3,000,000       4.75% due 7/4/28                         4,033,072
                                                                                      -----------
                                                                                        9,264,154
                                                                                      -----------

IRELAND 3.8%
                        EUR    1,714,146       Irish Government Bond
                                               8.00% due 8/18/06                        2,115,525
                                                                                      -----------

ITALY 7.8%
                        EUR    3,500,000       Italian Government Bond
                                               4.50% due 3/1/07                         4,293,939
                                                                                      -----------

NEW ZEALAND 5.3%
                        NZD    4,500,000       New Zealand  Government Bond
                                               6.50% due 4/15/13                        2,897,984
                                                                                      -----------

SPAIN 6.7%
                                               Spanish Government Bond
                        EUR    3,000,000       4.00% due 1/31/10                        3,701,619
                                                                                      -----------

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
                               PRINCIPAL
COUNTRY                        AMOUNT          BONDS                                   VALUE
-------------------------------------------------------------------------------------------------

UNITED KINGDOM 7.7%
                                               Great Britain Government Bond
                        GBP    2,400,000       7.50% due 12/7/06                        4,253,937
                                                                                      -----------

UNITED STATES 30.3%
                                               U.S. Treasury Notes/Bonds
                              $5,000,000       5.50% 5/15/09                            5,101,370
                              $5,000,000       4.00% 3/15/10                            4,854,105
                              $3,000,000       6.625% 2/15/27                           3,598,596
                              $3,000,000       5.25% 2/15/29                            3,081,330
                                                                                      -----------
                                                                                       16,635,401
                                                                                      -----------

TOTAL NOTES AND BONDS 91.9%
(Cost: $42,629,694)                                                                    50,528,180
                                                                                      -----------







SHORT-TERM OBLIGATIONS 6.8%                       DATE OF MATURITY        COUPON
--------------------------------------------------------------------------------
Repurchase Agreement: Purchased on 3/31/06;
maturity value $3,711,175 (with State Street
Bank & Trust Co., collateralized by $3,890,000
Federal Home Loan Mortgage Corporation 3.75%
due 8/15/08 with a value of $3,787,078)
(Cost: $3,710,000)                                      4/3/06            3.75%         3,710,000
                                                                                      -----------

TOTAL INVESTMENTS 98.7%
(Cost: $46,339,694)                                                                    54,238,180
OTHER ASSETS LESS LIABILITIES 1.3%                                                        717,877
                                                                                      -----------
NET ASSETS 100.0%                                                                     $54,956,057
                                                                                      ===========


Summary of Investments by Industry          % of Net Assets
----------------------------------          ---------------
U.S. Government                                       30.3%
Foreign Government                                    61.6%
Short-Term Obligations                                 6.8%
Other assets less liabilities                          1.3%
                                            ---------------
                                                     100.0%
                                            ===============

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SECURITY VALUATION--Securities traded on national exchanges or on the NASDAQ
National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities in which the Fund invests are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund's daily net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund's securities, the Fund may adjust the previous closing prices to reflect what the Board of Trustees believes to be the fair value of these securities as of 4:00 p.m. Eastern Time. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Portfolio Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures are valued using the closing price reported at the close of the respective exchange. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.



ITEM 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Worldwide Bond Fund

By Bruce J. Smith, Chief Financial Officer,   Worldwide Bond Fund

      /s/ Bruce J. Smith
      --------------------------------

Date: May 30, 2006
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Keith J. Carlson, Chief Executive Officer, Worldwide Bond Fund
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Date: May 30, 2006
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By    /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Bond Fund
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Date: May 30, 2006
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